SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND RESERVES
Summary of outstanding stock options

	Year ended December 31, 2025		Year ended December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	stock options	exercise price	stock options	exercise price
Outstanding, beginning of year	10,556,750	$4.50	12,279,125	$3.97
Granted	7,122,070	1.74	240,000	4.62
Exercised	(1,854,070)	1.38	(1,725,000)	0.50
Forfeited	(8,193,250)	4.68	(237,375)	6.52
Outstanding, end of year	7,631,500	$2.85	10,556,750	$4.50
Options exercisable, end of year	4,818,723	$3.29	10,393,250	$4.48

Schedule of options outstanding and exercisable

The following table sets out information about the Company’s options outstanding and exercisable as at December 31, 2025:

	Stock options outstanding			Stock options exercisable
		Weighted			Weighted
		average			average
		remaining	Weighted		remaining	Weighted
	Number	contractual	average	Number	contractual	average
Range of Exercise Prices	outstanding	life (days)	exercise price	outstanding	life (days)	exercise price
$1.00 - $1.67	5,388,139	1,335	$1.53	1,375,000	198	$1.39
$2.40 - $4.59	1,424,861	1,206	0.57	7,942,750	1,083	4.59
$5.00 - $6.79	678,500	514	0.52	—	—	—
$8.04 - $8.98	140,000	317	0.16	1,239,000	606	7.31

Summary of weighted average and assumptions used to estimate the fair value of stock options granted

	Year ended December 31
	2025	2024
Options granted
Weighted average fair value of options granted	$1.34	$3.06
Risk-free interest rate	2.67%	3.59%
Expected option life in years	5.00	5.00
Expected share price volatility (1)	64.64%	80.23%
Grant date share price	$2.74	$4.62
Expected forfeiture rate	Nil	Nil
Expected dividend yield	Nil	Nil
Options exercised
Weighted average share price at date of exercise	$1.40	$0.50
Weighted average grant-date fair value of options exercised	$1.17	$0.38
(1)	The expected share price volatility used in 2025 is based on the Company’s average historical share price over the life of the option. During 2024, volatility used is based on historical share price of comparable companies over the life of the option.

RSU's
SHARE CAPITAL AND RESERVES
Summary of outstanding equity-settled RSUs	As at December 31, 2025, outstanding equity-settled RSUs are as follows:

Vesting year	Number of RSUs
2026	1,231,449
2027	631,449
2028	531,450
Total	2,394,348

Warrants
SHARE CAPITAL AND RESERVES
Summary of outstanding equity-settled RSUs

	Year ended December 31, 2025		Year ended December 31, 2024
		Weighted		Weighted
	Warrants	average	Warrants	average
	outstanding	exercise price	outstanding	exercise price
Outstanding, beginning of year	—	$—	—	$—
Maritime Acquisition (Note 5)	15,485,137	1.33	—	—
Exercised	533,102	1.03	—	—
Outstanding, end of year	14,952,035	$1.34	—	$—